Ranger Funds Investment Trust

July 1, 2019

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:

Ranger Funds Investment Trust (the “Registrant”);

File Nos. 333-175328 and 811-22576

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the RG Tactical Market Neutral Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 22 which was filed with the Commission on June 28, 2019 and (ii) that Post-Effective Amendment No. 22 has been filed electronically with the Commission.

Questions related to this filing should be directed to the Trust’s counsel, Ryan Wheeler of Thompson Hine LLP at (513) 352-6693.

Very truly yours,

 /s/ Nim Hacker

Nim Hacker

Secretary